Inventories - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 25,691	$ 21,517	$ 14,023
Work in process	48,826	24,166	12,112
Finished goods	3,371	2,221
Total inventories	$ 77,888	$ 47,904	$ 26,135